Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-36083
Entity Registrant Name	Applied Optoelectronics, Inc.
Entity Central Index Key	0001158114
Entity Tax Identification Number	76-0533927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13139 Jess Pirtle Blvd.
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	295-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par value $0.001
Trading Symbol	AAOI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false